INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current Assets
Cash	$ 5,978,572	$ 2
Prepayments and other current assets	3,485
Due from related parties	3,805
Total current assets	5,985,862
Noncurrent assets:
Property and equipment, net	186,175	218,617
ASSETS
Intangible assets, net	5,775,478
Operating lease right-of-use assets, net	1,401,041
Investment accounts	8,742,813
Deposit	5,000
Total noncurrent assets	16,110,507
TOTAL ASSETS	22,096,369	2
Current liabilities
Accounts payable	1,655,224
Interest payable	50,630	19,072
Deferred revenues	2,478,979
Due to related parties	181,877	249,545
Operating lease liabilities - current	187,882
Accrued liabilities and other payables	30,423	63,415
Accrued expenses		238
Total current liabilities	4,585,015
Noncurrent liabilities:
Convertible notes payable	11,260,630	1,750,000
Operating lease liabilities - noncurrent	1,213,413
Deferred tax liabilities	38,360
Warrant liabilities	2,294,248
Total noncurrent liabilities	14,806,651
TOTAL LIABILITIES	19,391,666	238
Commitments and contingencies	0
Stockholders' Equity
Preferred Stock ($.0001 par value, 50 shares authorized, none issued and outstanding as of December 31, 2024)		0
Additional paid-in capital	11,465,281	1
Accumulated deficit	(8,763,100)	(238)
Total Stockholders' Equity	2,704,703	(236)
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	22,096,369	2
Class A [Member]
Stockholders' Equity
Preferred Stock ($.0001 par value, 50 shares authorized, none issued and outstanding as of December 31, 2024)	58
Class A Common Stock, $0.0001 par value, 50,000,000 shares authorized, 6,535,014 shares issued and outstanding as of June 30, 2025 and December 31, 2024*, repectively	654	0
Class B [Member]
Stockholders' Equity
Preferred Stock ($.0001 par value, 50 shares authorized, none issued and outstanding as of December 31, 2024)	1
Class A Common Stock, $0.0001 par value, 50,000,000 shares authorized, 6,535,014 shares issued and outstanding as of June 30, 2025 and December 31, 2024*, repectively	$ 1,809	$ 1